                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSM Capital Partners
Address: 320 East Main Street
         Mount Kisco, NY 10549

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen E. Memishian
Title: Managing Partner
Phone: 914-242-1900

Signature, Place, and Date of Signing:

 /s/ Stephen E. Memishian      Mount Kisco, NY              11/06/2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   --------------------------
28-______              __________________________
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: 474,753
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   None

   [Repeat as necessary.]

PORTVUE-SEC13F.LNP           D S M CAPITAL PARTNERS LLC
RUN DATE: 11/06/06 8:56 A.M.
                             FORM 13 F INFORMATION TABLE
                                AS OF DATE: 09/30/06

                                                     SHARES/                           VOTING AUTHORITY
                                             VALUE     PRN   SH/ PUT/ INVSTMT  OTHER   -----------------
NAME OF ISSUER    TITLE OF CLASS    CUSIP   (x$1000)   AMT   PRN CALL DSCRETN MANAGERS SOLE SHARED  NONE
--------------   ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------- ----
ADBE JAN 2008 45
  CALL           OPTION - CALL    00724F5AI     65       171 SH  CALL DEFINED           0       171  0
ADOBE SYSTEMS    COM              00724F101   8929    238349 SH       DEFINED           0    238349  0
AFFILIATED
  MANAGERS       COM              008252108   1139     11380 SH       DEFINED           0     11380  0
ALLERGAN         COM              018490102  14774    131195 SH       DEFINED           0    131195  0
AMERICAN
  EXPRESS        COM              025816109  20638    368011 SH       DEFINED           0    368011  0
AMERICAN INT'L
  GROUP          COM              026874107  19568    295320 SH       DEFINED           0    295320  0
AMERICAN
  MEDICAL
  SYSTEMS        COM              02744M108    575     31200 SH       DEFINED           0     31200  0
ARM HOLDINGS     COM              042068106    159     24250 SH       DEFINED           0     24250  0
AUTODESK         COM              052769106  12710    365450 SH       DEFINED           0    365450  0
AUTOMATIC DATA
  PROCESSING     COM              053015103  23680    500211 SH       DEFINED           0    500211  0
AXP JAN 2008 55
  CALL           OPTION - CALL    0258164AK     78       115 SH  CALL DEFINED           0       115  0
AXP JAN 2009 60
  CALL           OPTION - CALL    0258161AL     75       110 SH  CALL DEFINED           0       110  0
BAKER HUGHES     COM              057224107  16160    236945 SH       DEFINED           0    236945  0
BOEING           COM              097023105  15475    196265 SH       DEFINED           0    196265  0
BRIGHT HORIZON
  FAMILY         COM              109195107    204      4900 SH       DEFINED           0      4900  0
C H ROBINSON
  WORLDWIDE      COM              12541W209   6374    142970 SH       DEFINED           0    142970  0
C. R. BARD       COM              067383109  18272    243621 SH       DEFINED           0    243621  0
CAMERON
  INTERNATIONAL  COM              13342B105    940     19450 SH       DEFINED           0     19450  0
CELG JAN 2008 35
  CALL           OPTION - CALL    1510203AG   1862      1293 SH  CALL DEFINED           0      1293  0
CELGENE          COM              151020104  45509   1051014 SH       DEFINED           0   1051014  0
CISCO SYSTEMS    COM              17275R102   7721    335975 SH       DEFINED           0    335975  0
CVS CORP         COM              126650100    352     10950 SH       DEFINED           0     10950  0
DIGITAL RIVER    COM              25388B104    226      4425 SH       DEFINED           0      4425  0
EXPD JAN 2007
  27.50 CALL     OPTION - CALL    3021308AT    353       200 SH  CALL DEFINED           0       200  0
EXPD JAN 2007 40
  CALL           OPTION - CALL    3021308AH    142       200 SH  CALL DEFINED           0       200  0
FMC
  TECHNOLOGIES   COM              30249U101    624     11615 SH       DEFINED           0     11615  0
GENZ JAN 2007 60
  CALL           OPTION - CALL    3729179AL    228       230 SH  CALL DEFINED           0       230  0
GENZ JAN 2008 80
  CALL           OPTION - CALL    3729175AP     62       115 SH  CALL DEFINED           0       115  0
GENZYME          COM              372917104  29413    435935 SH       DEFINED           0    435935  0
GOOGLE           COM              38259P508   7415     18450 SH       DEFINED           0     18450  0
HARRIS CORP      COM              413875105  14284    321052 SH       DEFINED           0    321052  0
INTUIT           COM              461202103   8956    279095 SH       DEFINED           0    279095  0
KUEHNE & NAGEL
  INT'L SWISS    FOREIGN COMMON S 025597188    592      8550 SH       DEFINED           0      8550  0
KYPHON           COM              501577100    205      5485 SH       DEFINED           0      5485  0
LINEAR
  TECHNOLOGY     COM              535678106  11013    353894 SH       DEFINED           0    353894  0
L-3
  COMMUNICATIONS COM              502424104  10353    132176 SH       DEFINED           0    132176  0
MICROCHIP
  TECHNOLOGY     COM              595017104  17296    533486 SH       DEFINED           0    533486  0
NASDAQ 100 TR
  JAN 34         OPTION - PUT     6311006MH    375     15000 SH   PUT DEFINED           0     15000  0
PACER
  INTERNATIONAL  COM              69373H106    594     21395 SH       DEFINED           0     21395  0
QQQQ DEC 2007 36
  PUT            OPTION - PUT     6311009XJ    271     13532 SH   PUT DEFINED           0     13532  0
QQQQ DEC 2007 50
  CALL           OPTION - CALL    6311009LX     15      3000 SH  CALL DEFINED           0      3000  0
QQQQ JAN 2007 36
  PUT            OPTION - PUT     6311009MJ    180      4500 SH   PUT DEFINED           0      4500  0
QQQQ MAR 2007 36
  PUT            OPTION - PUT     6311009OJ    300      5000 SH   PUT DEFINED           0      5000  0
QQQQ MAR 2007 45
  CALL           OPTION - CALL    6311009CS    120      2000 SH  CALL DEFINED           0      2000  0
QQQQ NOV 2006 36
  PUT            OPTION - PUT     6311009WJ     45      3000 SH   PUT DEFINED           0      3000  0
QQQQ OCT 2006 33
  PUT            OPTION - PUT                   50     10000 SH   PUT DEFINED           0     10000  0
QUALCOMM         COM              747525103  16198    445613 SH       DEFINED           0    445613  0
SCHLUMBERGER     COM              806857108  35814    577365 SH       DEFINED           0    577365  0
SEI INVESTMENTS  COM              784117103  14464    257415 SH       DEFINED           0    257415  0
SLB JAN 2007 40
  CALL           OPTION - CALL    8068579AH   2066       910 SH  CALL DEFINED           0       910  0
STRYKER          COM              863667101  18463    372310 SH       DEFINED           0    372310  0
SYK JAN 2008 50
  CALL           OPTION - CALL    8636675AJ     77       115 SH  CALL DEFINED           0       115  0
SYK JAN 2008 55
  CALL           OPTION - CALL    8636675AK     51       115 SH  CALL DEFINED           0       115  0
SYMANTEC         COM              871503108    262     12300 SH       DEFINED           0     12300  0
TESSERA
  TECHNOLOGIES   COM              88164L100    204      5875 SH       DEFINED           0      5875  0
VAR JAN 2009 60
  CALL           OPTION - CALL    92220P2AL    162       180 SH  CALL DEFINED           0       180  0
VARIAN MEDICAL
  SYSTEMS        COM              92220P105  20457    383171 SH       DEFINED           0    383171  0
WALGREEN
  COMPANY        COM              931422109  11137    250897 SH       DEFINED           0    250897  0
WEATHERFORD      COM              G95089101  15611    374190 SH       DEFINED           0    374190  0
WELLPOINT        COM              94973V107  13449    174545 SH       DEFINED           0    174545  0
WRIGHT EXPRESS   COM              98233Q105    476     19775 SH       DEFINED           0     19775  0
W-H ENERGY       COM              92925E108    797     19215 SH       DEFINED           0     19215  0
ZIMMER
  HOLDINGS       COM              98956P102   6478     95970 SH       DEFINED           0     95970  0
ZMH JAN 2008 75
  CALL           OPTION -CALL     98956P5AO    216       332 SH  CALL DEFINED           0       332  0

LINE COUNT: 64

SEC13F.LNS        D S M CAPITAL PARTNERS LLC

                             FORM 13F SUMMARY PAGE
                             AS OF DATE: 09/30/06
                         RUN DATE: 11/06/06 8:56 A.M.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 64

FORM 13F INFORMATION TABLE VALUE TOTAL: $474,753,000

LIST OF OTHER INCLUDED MANAGERS:

NO.  13F FILE NUMBER    NAME